Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
Purchase price allocation business combinations
This acquisition is in accordance with PagSeguro Group’s business strategies, ramping up investments on new technologies, products and services for the Group’s digital ecosystem. The fair value of assets and liabilities acquired in 2021 were as follow:

December 31, 2021

Fair value of assets and liabilities acquired
Cash and cash equivalents	529
Accounts receivable acquired	540
Financial investments acquired	—
Other Assets acquired	1,092
Payables to third parties assumed	—
Liabilities assumed	(4,020)
Customer portfolio, expenditures with software and others	45,763
Deferred taxes	(12,891)
Contingent liability	(7,848)
Value of net assets	23,165
Goodwill	20,731
Purchase cost	43,896
Consideration for the purchase settled in cash	35,000
Cash and cash equivalents at the subsidiary acquired	(529)
Amount paid on acquisitions less cash and cash equivalents acquired	34,471